Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	INTERMEDIATE BOND FUND OF AMERICA
Central Index Key	0000826813
Amendment Flag	false
Document Creation Date	Oct. 31, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Nov. 01, 2013
INTERMEDIATE BOND FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	AIBAX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-1
Risk/Return:
Trading Symbol	RBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-2
Risk/Return:
Trading Symbol	RBOBX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-3
Risk/Return:
Trading Symbol	RBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-4
Risk/Return:
Trading Symbol	RBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-5
Risk/Return:
Trading Symbol	RBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	IBFBX
INTERMEDIATE BOND FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	IBFCX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	IBFFX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-A
Risk/Return:
Trading Symbol	CBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-B
Risk/Return:
Trading Symbol	CBOBX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-C
Risk/Return:
Trading Symbol	CBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-E
Risk/Return:
Trading Symbol	CBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-F-1
Risk/Return:
Trading Symbol	CBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	IBAFX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-6
Risk/Return:
Trading Symbol	RBOGX